Lines of credit and loan facilities (Details) ¥ in Thousands	Sep. 30, 2019 CNY (¥)
Lines of credit and loan facilities
Amount reserved for the issuance of bank acceptance	¥ 23,144,408
Amount reserved for bank guarantee	1,096,040
Unsecured revolving lines of credit
Lines of credit and loan facilities
Revolving lines of credit	¥ 65,411,062